Non-operating expenses	12 Months Ended
Dec. 31, 2023
Non-operating Expenses
Non-operating expenses

Note 31.      Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2023	2022	2021
Foreign exchange losses	2,134	3,618	2,146
Financial charges	261	56	158
Interest expense	702	565	893
Other components of defined benefit plans, net	(45)	14	(78)
Accounts receivable write-off	-	1,282	-
Other	55	16	307
Total non-operating expenses from continuing operations	3,107	5,551	3,426